Summary of Significant Accounting Policies (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) segment customer $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 24, 2024 USD ($)	Jun. 23, 2024	Nov. 21, 2023 USD ($) $ / shares
Summary of Significant Accounting Policies
Number of operating segments | segment			2
Transaction expenses	$ 646,303	$ 9,066	$ 1,653,448	$ 66,411
Cash equivalents	0		0		$ 0
Fixed asset recognition threshold			$ 1,000
Number of reporting units | segment			2
Goodwill impairment charges	54,984,000		$ 54,984,000
Goodwill	4,916,694		4,916,694				$ 59,900,694
Accumulated goodwill impairment	$ 54,984,000		$ 54,984,000
Conversion price (in dollars per share) | $ / shares	$ 2.00		$ 2.00
Developed technology
Summary of Significant Accounting Policies
Estimated useful lives, intangible assets	5 years		5 years
Customer list, net
Summary of Significant Accounting Policies
Estimated useful lives, intangible assets	10 years		10 years
Additional Bridge Notes
Summary of Significant Accounting Policies
Conversion price (in dollars per share) | $ / shares									$ 10.00
ELOC
Summary of Significant Accounting Policies
Maximum value of shares agreed to be purchased									$ 50,000,000
ELOC | Stock Price Drops Below 2 Dollars
Summary of Significant Accounting Policies
Conversion price (in dollars per share) | $ / shares									$ 2
Office and medical equipment
Summary of Significant Accounting Policies
Useful life	3 years		3 years
Minimum | Office, medical equipment, and furniture
Summary of Significant Accounting Policies
Useful life	3 years		3 years
Maximum | Office, medical equipment, and furniture
Summary of Significant Accounting Policies
Useful life	10 years		10 years
Subscription services
Summary of Significant Accounting Policies
Term of contract			12 months
Notice period for cancelation of contract			30 days
Service contracts with hospitals or hospital systems, physician practice groups, and other users | Minimum
Summary of Significant Accounting Policies
Term of contract			2 years
Service contracts with hospitals or hospital systems, physician practice groups, and other users | Maximum
Summary of Significant Accounting Policies
Term of contract			3 years
Telehealth and Institutional Services
Summary of Significant Accounting Policies
Number of top customers | customer			2
IDoc Virtual Telehealth Solutions, Inc
Summary of Significant Accounting Policies
Transaction expenses					358,471	$ 587,852
Goodwill impairment charges					95,076	0
Goodwill					$ 0	95,076
Estimated useful lives, intangible assets					5 years
IDoc Virtual Telehealth Solutions, Inc | Minimum
Summary of Significant Accounting Policies
Useful life					3 years
IDoc Virtual Telehealth Solutions, Inc | Maximum
Summary of Significant Accounting Policies
Useful life					10 years
VSee Lab, Inc
Summary of Significant Accounting Policies
Transaction expenses					$ 86,799	$ 216,025
Useful life					3 years
VSee Lab, Inc
Summary of Significant Accounting Policies
Ownership percentage	100.00%		100.00%
IDoc Virtual Telehealth Solutions, Inc
Summary of Significant Accounting Policies
Ownership percentage	100.00%		100.00%
Encompass Healthcare Billing, LLC | IDoc Virtual Telehealth Solutions, Inc
Summary of Significant Accounting Policies
Ownership percentage	100.00%		100.00%		100.00%
This American Doc | VSee Lab, Inc
Summary of Significant Accounting Policies
Ownership percentage								53.80%